PGIM Nasdaq-100 Buffer 12 ETF - October
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 102.3%
Affiliated Mutual Fund 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $52,534)(wb)	52,534	$52,534
Options Purchased*~ 100.8%
(cost $3,370,335)		3,548,384

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.3% (cost $3,422,869)		3,600,918
Options Written*~ (2.3)%
(premiums received $151,846)		(80,668)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,271,023)		3,520,250
Liabilities in excess of other assets(z) (0.0)%		(1,142)

Net Assets 100.0%		$3,519,108

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	09/30/25	$5.11		63		6	$3,523,733
Invesco QQQ ETF Trust	Put	09/30/25	$511.23		63		6	24,651
Total Options Purchased (cost $3,370,335)								$3,548,384
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	09/30/25	$575.44		63		6	$(73,468)
Invesco QQQ ETF Trust	Put	09/30/25	$449.88		63		6	(7,200)
Total Options Written (premiums received $151,846)								$(80,668)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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